Notes Payable - MAXIM Note Payable - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Notes Payable LineItems
Debt instrument, interest rate					3.75%
Note payable, balance due			$ 5,907	$ 5,907	$ 8,830
Maxim Note Payable [Member]
Notes Payable LineItems
Professional fees		$ 4,182
Line of credit facility, expiration date		Oct. 30, 2023		Jun. 15, 2024
Notes payable, gross			3,590	$ 3,590	4,167
Percentage of the gross cash proceeds received from any future debt		25.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due					4,167
Interest expense			$ 63	$ 130	$ 51
Maxim Note Payable [Member] | Subsequent Event [Member]
Notes Payable LineItems
Line of credit facility, expiration date	Jun. 15, 2024
Maxim Note Payable [Member] | LMAO [Member]
Notes Payable LineItems
Professional fees		2,209
Maxim note payable		$ 1,973
Maxim Note Payable [Member] | Maximum [Member]
Notes Payable LineItems
Debt instrument, interest rate		7.00%
Maxim Note Payable [Member] | Minimum [Member]
Notes Payable LineItems
Debt instrument, interest rate		15.00%